                                                        [NEUBERGER BERMAN LOGO]



Semi-Annual Report
June 30, 2002


                                             Neuberger Berman
                                             Advisers
                                             Management
                                             Trust






--------------------------------------------------------------------------------


                                             Liquid
                                             Asset
                                             Portfolio (Registered Trademark)






B0735 08/02

Liquid Asset Portfolio  Managers' Commentary
--------------------------------------------

We are pleased with the AMT Liquid Asset Portfolio performance during the six-month period ending June 2002. During this period, the equity markets continued to be challenged, as they were in the previous year, but investors in this Portfolio continued to enjoy positive returns and capital preservation.

The portfolio returned 0.56% in the first half of 2002 and closed the period with a 7-day current yield of 1.10% and a 7-day effective yield of 1.11%.(1,2)

After experiencing a dramatic bull market in the prior year, the marketplace for money market instruments settled into a range. The Federal Reserve Board has left the Federal Funds rate unchanged during the last six months and shifted its policy from an easing stance to a neutral one. We will be vigilant to any large policy shift in the near future.

The Portfolio's weighted average maturity was 56.4 days at the beginning of the year. At the end of June it was 60.8 days. We feel that 55 to 60 day maturities currently offer the "sweet spot" on the money market curve.

The money market sector has been characterized by a significant decrease in the supply of investment-grade commercial paper. In the first six months of the year, the supply of commercial paper declined by 7.58%, although the demand for commercial paper continues in a market where assets are $2.3 trillion. Given the continuing bad news concerning corporate accounting practices and a weak economy, many former tier 1 issuers were downgraded to the tier 2 category. Consequently many household name companies have increasingly funded their needs in the long-term market. The only area of growth in the commercial paper market is asset-backed commercial paper, which now comprises more than 50% of commercial paper issuance.

With the Federal government now operating at a deficit, the market continued to see new supply of short term government debt, as the Treasury Department financed the shortfall with larger issues of three-month, six-month and four-week treasury bills. We can expect this to continue as the government announced a potential budget deficit of $165 billion.

The reduced supply of commercial paper caused spreads between the government and corporate sectors to narrow. Thus, we reduced corporate commercial paper holdings during the period from 53.7% to 44.8%, and increased our Treasuries from 1.6% to 7.6% of the portfolio. We also increased our agency holdings from 15.4% to 22.1% to capitalize on the supply-driven tightening of spreads between agencies and commercial paper. We also increased our holdings of certificates of deposit and asset-backed decreased from 2.7% to 0.0%.

During the first half of this year, we maintained our traditionally conservative stance--and pristine credit quality.

Rest assured, in this portfolio we have not and will not in any market conditions speculate in lower quality securities. Our motto as always continues to be safety, liquidity and principal preservation.

Sincerely,

/s/ Ted Giuliano
----------------

/s/ Cynthia Damian
------------------


TED GIULIANO AND CYNTHIA DAMIAN
PORTFOLIO CO-MANAGERS

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

1. 1.66%, 4.16%, and 3.99% were the average annual returns for the 1-, 5-, and 10-year periods ended June 30, 2002. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. Although the portfolio is managed to maintain a stable net asset value of $1.00, the investment return and principal value of an investment may fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The value of the Portfolio's shares, like the share values of all other mutual funds, is neither insured nor guaranteed by the U.S. Government. Neuberger Berman Management Inc. currently absorbs certain operating expenses of the Portfolio. Absent such arrangement, which is subject to change, the total returns would have been less. The performance does not reflect separate account and insurance policy fees and expenses.


Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gains distributions. The Portfolio invests in many securities not included in the above-described index. The composition, industries and holdings of the portfolio are subject to change. Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used in their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.


2. "Current yield" refers to the income generated by an investment in the portfolio over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, it is assumed that the income earned by an investment in the Fund is reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


This material is authorized for distribution only when preceded or accompanied by a current prospectus.


(Copyright) 2002 Neuberger Berman Management Inc., distributor. All rights reserved.

Schedule of Investments Liquid Asset Portfolio
----------------------------------------------


Principal Amount                                                                                    Rating           Value+
                                                                                                Moody's    S&P
U.S. Treasury Securities-Backed by the Full
Faith and Credit of the U.S. Government (7.6%)
 $  550,000  U.S. Treasury Notes, 5.88%, due 9/30/02                                              TSY     TSY    $   555,339
    400,000  U.S. Treasury Notes, 5.63%, due 11/30/02                                             TSY     TSY        405,804
    400,000  U.S. Treasury Notes, 5.13%, due 12/31/02                                             TSY     TSY        405,661
    850,000  U.S. Treasury Notes, 6.25%, due 2/15/03                                              TSY     TSY        870,955
    900,000  U.S. Treasury Notes, 5.50%, due 2/28/03                                              TSY     TSY        918,676
                                                                                                                 -----------
             Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.s. Government             3,156,435
                                                                                                                 -----------

U.S. Government Agency Securities (13.1%)
    800,000  Fannie Mae, Disc. Notes, 1.91%, due 10/30/02                                         AGY     AGY        794,864
    500,000  Fannie Mae, Disc. Notes, 1.86%, due 11/6/02                                          AGY     AGY        496,694
    400,000  Fannie Mae, Disc. Notes, 2.08%, due 1/24/03                                          AGY     AGY        395,216
  1,000,000  Federal Home Loan Bank, Bonds, 2.13%, due 11/6/02                                    AGY     AGY        999,989
    250,000  Federal Home Loan Bank, Bonds, 6.00%, due 2/18/03                                    AGY     AGY        255,692
    250,000  Federal Home Loan Bank, Bonds, 2.25%, due 2/26/03                                    AGY     AGY        249,980
    500,000  Federal Home Loan Bank, Disc. Notes, 1.96%, due 8/21/02                              AGY     AGY        498,612
    100,000  Federal Home Loan Bank, Disc. Notes, 2.04%, due 4/21/03                              AGY     AGY         98,334
    285,000  Federal Home Loan Bank, Disc. Notes, 2.04%, due 4/23/03                              AGY     AGY        280,219
    375,000  Freddie Mac, Disc. Notes, 1.97%, due 11/7/02                                         AGY     AGY        372,353
  1,000,000  Sallie Mae, Disc. Notes, 1.80%, due 7/1/02                                           AGY     AGY      1,000,000
                                                                                                                 -----------
             Total U.S. Government Agency Securities                                                               5,441,953
                                                                                                                 -----------
Commercial Paper (44.8%)
    500,000  American Express Credit Corp., 1.76%, due 7/9/02                                     P-1     A-1        499,804
  1,000,000  Aventis SA, 1.75%, due 7/22/02                                                       P-1     A-1        998,979
    900,000  BNP Paribas SA, 2.04%, due 10/15/02                                                  P-1    A-1+        894,594
    500,000  Diageo Capital PLC, 1.94%, due 12/4/02                                               P-1     A-1        495,797
    750,000  FCAR Owner Trust, 1.98%, due 10/25/02                                                P-1     A-1        745,215
    500,000  General Electric Capital Corp., 1.85%, due 7/15/02                                   P-1    A-1+        499,640
  1,000,000  Goldman Sachs Group, L.P., 1.80%, due 7/2/02                                         P-1    A-1+        999,950
    900,000  GOVCO, Inc., 1.80%, due 7/24/02                                                      P-1    A-1+        898,965
    800,000  Halifax PLC, 1.86%, due 7/2/02                                                       P-1    A-1+        799,959
    649,000  International Lease Finance Corp., 1.75%, due 8/1/02                                 P-1    A-1+        648,022
  1,000,000  KFW International Finance, Inc., 1.82%, due 9/25/02                                  P-1    A-1+        995,652
  1,000,000  National Australia Funding (Delaware), Inc., 1.75% & 1.92%, due
             7/2/02 & 12/6/02                                                                     P-1    A-1+        995,762
    900,000  Nestle Capital Corp., 1.99% & 2.13%, due 10/9/02                                     P-1    A-1+        894,831
  1,000,000  New York Life Capital Corp., 1.76%, due 7/8/02                                       P-1    A-1+        999,658
  1,000,000  Park Avenue Recreation Corp., 1.78%, due 7/19/02                                     P-1     A-1        999,110
  1,000,000  Pfizer, Inc., 1.73%, due 7/16/02                                                     P-1    A-1+        999,279
  1,000,000  Preferred Receivables Funding Corp., 1.78%, due 7/10/02                              P-1     A-1        999,555
  1,000,000  President & Fellows Harvard Co., 1.76%, due 8/2/02                                   P-1    A-1+        998,436
    800,000  Societe Generale N.A., Inc., 2.00% & 2.13%, due 12/19/02 &
             1/31/03                                                                              P-1    A-1+        791,135
  1,000,000  Surrey Funding Corp., 1.78%, due 7/17/02                                             P-1    A-1+        999,209
  1,000,000  Toyota Motor Credit Corp., 1.75%, due 7/15/02                                        P-1    A-1+        999,319
    500,000  UBS Finance (Delaware), Inc., 1.75%, due 10/11/02                                    P-1    A-1+        497,521
                                                                                                                 -----------
             Total Commercial Paper                                                                               18,650,392
                                                                                                                 -----------
Taxable Municipal Cash Equivalent Securities (14.3%)
    698,000  Florida Housing Finance Corp., Rev. Bonds, Ser. 1999 A, 1.80%,
             VRDN due 1/1/44                                                                     VMIG1   A-1+        698,000
    500,000  Florida Housing Finance Corp., Rev. Bonds, Ser. 2000 A, 1.80%,
             VRDN due 1/1/45                                                                     VMIG1   A-1+        500,000
    800,000  Los Angeles (CA) Multi-Family Hsg. Rev. Bonds (Fountain Park
             Proj.), Ser. 1999 Q, 1.85%, VRDN due 4/15/33                                                A-1+        800,000
  1,000,000  New York City (NY) G.O., Ser. A-9, 1.80%, VRDN due 11/1/23                          VMIG1   A-1+      1,000,000
  1,000,000  Rhode Island St. Student Loan Au. Student Loan Rev., Ser. 4,
             1.85%, VRDN due 12/1/34                                                             VMIG1             1,000,000

See Notes to Schedule of Investments         4

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


Schedule of Investments Liquid Asset Portfolio cont'd
-----------------------------------------------------

Principal Amount                                                                                    Rating             Value+
                                                                                                Moody's    S&P
 $  965,000  Riverside Co. (CA) Cert. of Participation, Ser. 1997, 1.85%, VRDN
             due 11/1/27                                                                         VMIG1   A-1+    $   965,000
  1,000,000  San Jose (CA) Fin. Au. Lease Rev. (Hayes Mansion Proj.),
             Ser. 2001 C, 1.85%, VRDN due 7/1/24                                                 VMIG1             1,000,000
                                                                                                                 -----------
             Total Taxable Municipal Cash Equivalent Securities                                                    5,963,000
                                                                                                                 -----------
Certificates of Deposit (11.0%)
    600,000  American Express Centurion Bank, Yankee CD, 1.77%, due 7/2/02                        P-1     A-1        600,000
  1,000,000  Bank of Montreal, Yankee CD, 1.78%, due 7/18/02                                      P-1    A-1+      1,000,000
  1,000,000  Barclays Bank PLC, Yankee CD, 1.82%, due 7/22/02                                     P-1    A-1+      1,000,000
    500,000  Credit Agricole Indosuez N.Y., Yankee CD, 3.65%, due 8/19/02                         P-1    A-1+        500,006
    500,000  Rabobank Nederland, Yankee CD, 3.72%, due 8/6/02                                     P-1    A-1+        500,059
  1,000,000  Royal Bank of Scotland PLC, 1.81%, due 10/24/02                                      P-1    A-1+      1,000,034
                                                                                                                 -----------
             Total Certificates of Deposit                                                                         4,600,099
                                                                                                                 -----------
Repurchase Agreements (9.0%)
  3,749,000  State Street Bank and Trust Co. Repurchase Agreement, 1.90%,
             due 7/1/02, dated 6/28/02, Maturity Value $3,749,594,
             Collateralized by $3,460,000 Fannie Mae, Notes, 6.63%, due
             9/15/09 (Collateral Value $3,862,225)                                                                 3,749,000
                                                                                                                 -----------
             Total Investments (99.8%)                                                                            41,560,879
             Cash, receivables and other assets, less liabilities (0.2%)                                              90,373
                                                                                                                 -----------
             Total Net Assets (100.0%)                                                                           $41,651,252
                                                                                                                 -----------


See Notes to Schedule of Investments       5

Notes to Schedule of Investments Liquid Asset Portfolio
-------------------------------------------------------

+ Investment securities of the Fund are valued at amortized cost, which approximates U.S. Federal income tax cost.


See Notes to Financial Statements          6

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Statement of Assets and Liabilities
-----------------------------------

                                                                                         Liquid
Neuberger Berman Advisers Management Trust                                                Asset
                                                                                      Portfolio
Assets

  Investments in securities, at value* (Note A)--see Schedule of Investments       $ 41,560,879
-----------------------------------------------------------------------------------------------
  Cash                                                                                      645
-----------------------------------------------------------------------------------------------
  Interest receivable                                                                   114,684
-----------------------------------------------------------------------------------------------
  Receivable for securities sold                                                          2,000
-----------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                         210
===============================================================================================
Total Assets                                                                         41,678,418
===============================================================================================
Liabilities
  Payable to investment manager (Note B)                                                  8,272
-----------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                      13,234
-----------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                     5,660
===============================================================================================
Total Liabilities                                                                        27,166
===============================================================================================
Net Assets at value                                                                $ 41,651,252
===============================================================================================
Net Assets consist of:
  Paid-in capital                                                                  $ 41,650,832
-----------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                    420
===============================================================================================
Net Assets at value                                                                $ 41,651,252
===============================================================================================
Shares Outstanding ($.001 par value; unlimited shares authorized)                    41,650,832
===============================================================================================
Net Asset Value, offering and redemption price per share                           $       1.00
===============================================================================================
*Cost of Investments                                                               $ 41,560,879
===============================================================================================

See Notes to Financial Statements        7

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS ENDED JUNE 30,
                                                                2002 (UNAUDITED)
Statement of Operations
-----------------------

                                                                                         Liquid
Neuberger Berman Advisers Management Trust                                                Asset
                                                                                      Portfolio
Investment Income

Interest income                                                                        $353,448
===============================================================================================
Expenses:
Investment management fee (Note B)                                                       44,173
-----------------------------------------------------------------------------------------------
Administration fee (Note B)                                                              70,676
-----------------------------------------------------------------------------------------------
Auditing fees                                                                               893
-----------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                                  15,579
-----------------------------------------------------------------------------------------------
Insurance expense                                                                           196
-----------------------------------------------------------------------------------------------
Legal fees                                                                                  934
-----------------------------------------------------------------------------------------------
Shareholder reports                                                                       4,544
-----------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                              17,670
-----------------------------------------------------------------------------------------------
Miscellaneous                                                                               704
===============================================================================================
Total expenses                                                                          155,369
Expenses reduced by custodian fee expense offset arrangement (Note B)                        (6)
===============================================================================================
Total net expenses                                                                      155,363
===============================================================================================
Net investment income (loss)                                                            198,085
===============================================================================================
Realized Gain (Loss) on Investments
Net realized gain (loss) on investment securities sold                                      421
===============================================================================================
Net increase (decrease) in net assets resulting from operations                        $198,506
===============================================================================================

See Notes to Financial Statements        8

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Statement of Changes in Net Assets
----------------------------------

                                                                         Liquid Asset Portfolio
                                                                  -------------------------------------
                                                                    Six Months Ended         Year Ended
Neuberger Berman Advisers Management Trust                             June 30, 2002       December 31,
                                                                         (Unaudited)               2001
Increase (Decrease) in Net Assets:

From Operations:

Net investment income (loss)                                         $    198,085          $   842,231
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       421                2,753
======================================================================================================
Net increase (decrease) in net assets resulting from operations           198,506              844,984
======================================================================================================
Distributions to Shareholders From:
Net investment income                                                    (198,085)            (842,231)
------------------------------------------------------------------------------------------------------
Net realized gain on investments                                             (883)                  --
======================================================================================================
Total distributions to shareholders                                      (198,968)            (842,231)
======================================================================================================
From Fund Share Transactions:
Proceeds from shares sold                                              19,880,435           21,272,266
------------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions                 198,976              842,442
------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                           (4,640,325)         (20,691,705)
======================================================================================================
Net increase (decrease) from Fund share transactions                   15,439,086            1,423,003
======================================================================================================
Net Increase (Decrease) in Net Assets                                  15,438,624            1,425,756

Net Assets:

Beginning of period                                                    26,212,628           24,786,872
======================================================================================================
End of period                                                        $ 41,651,252          $26,212,628
======================================================================================================
Number of Fund Shares:
Sold                                                                   19,880,435           21,272,266
------------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends and distributions                     198,976              842,442
------------------------------------------------------------------------------------------------------
Redeemed                                                               (4,640,325)         (20,691,705)
======================================================================================================
Net increase (decrease) in shares outstanding                          15,439,086            1,423,003
======================================================================================================

See Notes to Financial Statements        9

Notes to Financial Statements Liquid Asset Portfolio
----------------------------------------------------

   Note A--Summary of Significant Accounting Policies:

1 General: Liquid Asset Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of nine separate operating series (the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

   The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

   Prior to May 1, 2000, the Fund was part of a master/feeder structure, investing all of its net investable assets in AMT Liquid Asset Investments, a series of Advisers Managers Trust. Effective May 1, 2000, the Fund converted to a conventional fund structure. The Fund redeemed its investment in AMT Liquid Asset Investments in return for delivery of the portfolio securities, at current net asset value, subject to the liabilities of AMT Liquid Asset Investments.

   It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.


2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.


3 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.


4 Taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.


5 Dividends and distributions to shareholders: It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid and reinvested monthly. Distributions from net realized capital gains, if any, are normally distributed in February. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

   The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.


6 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.


7 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.


8 Income recognition: In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide became effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have an effect on the financial statements.


   Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

   The Fund retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

   The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets.

   The trustees of the Trust adopted a non-fee distribution plan for the Fund.

Notes to Financial Statements Liquid Asset Portfolio cont'd
-----------------------------------------------------------

   Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

   Management has contractually undertaken through April 30, 2005 to reimburse the Fund for its operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2002, no reimbursement to the Fund was required. The Fund has agreed to repay Management through December 31, 2008 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. For the six months ended June 30, 2002, there was no reimbursement to Management. At June 30, 2002, the Fund has no liability to Management under the agreement.

   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

   The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $6.


   Note C--Unaudited Financial Information:

   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Financial Highlights Liquid Asset Portfolio+
--------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.



                                               Six Months Ended
                                                    June 30,                               Year Ended December 31,
                                               -----------------  ---------------------------------------------------------------
                                                       2002          2001           2000       1999          1998         1997
                                                   (Unaudited)
                                                 $     1.0000     $   .9999      $   .9999   $   .9999    $   .9999    $   .9999
Net Asset Value, Beginning of Period             ------------     ---------      ---------   ---------    ---------    ---------

Income From Investment Operations
Net Investment Income                                   .0055         .0323          .0549       .0419        .0456        .0461
Net Gains or Losses on Securities                       .0000         .0001             --          --           --           --
                                                 ------------     ---------      ---------   ---------    ---------    ---------
Total From Investment Operations                        .0055         .0324          .0549       .0419        .0456        .0461
                                                 ------------     ---------      ---------   ---------    ---------    ---------
Less Distributions
From Net Investment Income                             (.0055)       (.0323)        (.0549)     (.0419)      (.0456)      (.0461)
From Net Capital Gains                                 (.0000)          --              --          --           --           --
                                                 ------------     ---------      ---------   ---------    ---------    ---------
Total Distributions                                    (.0055)       (.0323)        (.0549)     (.0419)      (.0456)      (.0461)
                                                 ------------     ---------      ---------   ---------    ---------    ---------
Net Asset Value, End of Period                   $     1.0000     $  1.0000      $   .9999   $   .9999    $   .9999    $   .9999
Total Return++                                   ------------     ---------      ---------   ---------    ---------    ---------
Ratios/Supplemental Data                              +0.56%**      +3.28%         +5.63%      +4.27%       +4.66%       +4.71%
Net Assets, End of Period (in millions)          $    41.7        $ 26.2         $ 24.8      $ 25.8       $ 14.8       $ 13.4
Ratio of Gross Expenses to Average Net Assets#          .88%*        1.00%           .89%       1.01%        1.01%        1.01%
Ratio of Net Expenses to Average Net Assets             .88%*        1.00%[SS]       .89%       1.00%[SS]    1.00%[SS]    1.00%[SS]
Ratio of Net Investment Income to
 Average Net Assets                                      1.12%*     3.24%           5.48%       4.21%        4.56%     4.61%

See Notes to Financial Highlights       13

Notes to Financial Highlights Liquid Asset Portfolio

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Liquid Asset Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.


[SS] After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:


             Year Ended December 31,
-------------------------------------------------
    2001         1999         1998         1997
    1.02%        1.09%        1.14%        1.12%

*    Annualized.

**   Not annualized.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Trustees and Officers
---------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.


Information about the Board of Trustees



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                    Portfolios in
                               Position and                                         Fund Complex         Other Directorships Held
                              Length of Time                                         Overseen by          Outside Fund Complex by
 Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)          Trustee                    Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 John Cannon (72)            Trustee since    Retired. Formerly, Chairman and      29                  Independent Trustee or
                             2000             Chief Investment Officer of CDC                          Director of three series of
                                              Capital Management (registered                           Oppenheimer Funds:
                                              investment adviser) (1993-Jan.                           Limited Term New York
                                              1999).                                                   Municipal Fund,
                                                                                                       Rochester Fund
                                                                                                       Municipals, and
                                                                                                       Oppenheimer Convertible
                                                                                                       Securities Fund, 1992 to
                                                                                                       present.
-----------------------------------------------------------------------------------------------------------------------------------

 Faith Colish (66)           Trustee since    Attorney at Law and President,       29
                             1984             Faith Colish, A Professional
                                              Corporation; 1980 to present.
-----------------------------------------------------------------------------------------------------------------------------------

 Walter G. Ehlers (69)       Trustee since    Consultant. Retired President and    29
                             1989             Trustee of Teachers Insurance &
                                              Annuity (TIAA) and College
                                              Retirement Equities Fund (CREF).
-----------------------------------------------------------------------------------------------------------------------------------

 C. Anne Harvey (64)         Trustee since    Consultant, C.A. Harvey              29
                             1998             Associates, June 2001 to present;
                                              Member, Individual Investors
                                              Advisory Committee to the New York
                                              Stock Exchange Board of Directors,
                                              1998 to present; Secretary, Board
                                              of Associates to The National
                                              Rehabilitation Hospital's Board of
                                              Directors; Director of American
                                              Association of Retired Persons
                                              (AARP), 1978 to December 2000;
                                              Member, American Savings Education
                                              Council's Policy Board (ASEC),
                                              1998-2000; Member, Executive
                                              Committee, Crime Prevention
                                              Coalition of America, 1997-2000.
-----------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers cont'd
----------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                                                     Portfolios in
                               Position and                                          Fund Complex          Other Directorships Held
                              Length of Time                                          Overseen by          Outside Fund Complex by
 Name, Age, and Address (1)     Served (2)         Principal Occupation(s) (3)          Trustee                    Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Barry Hirsch (69)           Trustee since    Senior Vice President and General     29
                             2000             Counsel of Loews Corporation
                                              (diversified financial corporation).
-----------------------------------------------------------------------------------------------------------------------------------

 Robert A. Kavesh (74)       Trustee since    Professor of Finance and              29                  Director, Delaware Labs,
                             2000             Economics at Stern School of                              1978 to present
                                              Business, New York University.                            (cosmetics).
-----------------------------------------------------------------------------------------------------------------------------------

 Howard A. Mileaf (65)       Trustee since    Retired. Formerly, Vice President     29                  Director, State Theatre of
                             1999             and Special Counsel to WHX                                New Jersey (not-for-profit
                                              Corporation (holding company);                            theater), 2000 to present;
                                              1993-2001.                                                Formerly, Director of
                                                                                                        Kevlin Corporation
                                                                                                        (manufacturer of microwave
                                                                                                        and other products).
-----------------------------------------------------------------------------------------------------------------------------------

 John P. Rosenthal (69)      Trustee since    Senior Vice President of Burnham      29                  Director, 92nd Street Y
                             2000             Securities Inc. (a registered                             (non-profit), 1967 to
                                              broker-dealer) since 1991.                                present; Formerly,
                                                                                                        Director, Cancer
                                                                                                        Treatment Holdings, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

 William E. Rulon (69)       Trustee since    Retired. Senior Vice President of     29                  Director, Pro-Kids Golf
                             2000             Foodmaker, Inc. (operator and                             and Learning Academy,
                                              Franchiser of Restaurants) until                          1998 to present (teach golf
                                              January 1997; Secretary of                                and computer usage to "at
                                              Foodmaker, Inc. until July 1996.                          risk" children); Director
                                                                                                        of Prandium, Inc.,
                                                                                                        March 2001 to present
                                                                                                        (restaurants).
-----------------------------------------------------------------------------------------------------------------------------------

 Cornelius T. Ryan (70)      Trustee since    General Partner of Oxford Partners    29                  Formerly, Director of
                             2000             and Oxford Bioscience Partners                            Capital Cash
                                              (venture capital partnerships) and                        Management Trust
                                              President of Oxford Venture                               (money market fund) and
                                              Corporation.                                              Prime Cash Fund.
-----------------------------------------------------------------------------------------------------------------------------------

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                    Portfolios in
                               Position and                                         Fund Complex    Other Directorships Held
                              Length of Time                                         Overseen by     Outside Fund Complex by
 Name, Age, and Address (1)     Served (2)         Principal Occupation(s) (3)         Trustee               Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Tom Decker Seip (52)        Trustee since    General Partner of Seip              29             Director, H&R Block,
                             2000             Investments LP (a private                           Inc. (financial services
                                              investment partnership); President                  company), May 2001 to
                                              and CEO of Westaff, Inc.,                           present; Director, General
                                              May 2001 to January 2002                            Magic (voice recognition
                                              (temporary staffing); Senior                        software), November 2001
                                              Executive at the Charles Schwab                     to present; Director,
                                              Corporation from 1983 to 1999;                      Forward Management,
                                              including Chief Executive Officer                   Inc. (asset management),
                                              of Charles Schwab Investment                        2001-present; Member of
                                              Management, Inc. and Trustee of                     the Board of Directors of
                                              Schwab Family of Funds and                          E-Finance Corporation
                                              Schwab Investments from 1997 to                     (credit decisioning
                                              1998; Executive Vice                                services), 1999 to present;
                                              President-Retail Brokerage for                      Director, Save-Daily.com
                                              Charles Schwab Investment                           (micro investing services),
                                              Management from 1994 to 1997.                       1999 to present; Formerly,
                                                                                                  Director of Offroad
                                                                                                  Capital Inc. (pre-public
                                                                                                  internet commerce
                                                                                                  company).
-----------------------------------------------------------------------------------------------------------------------------------

 Candace L. Straight (54)    Trustee since    Private investor and consultant      29             Director, Providence
                             1999             specializing in the insurance                       Washington (property and
                                              industry; Advisory Director of                      casualty insurance
                                              Securitas Capital LLC (a global                     company), December
                                              private equity investment firm                      1998 to present; Director,
                                              dedicated to making investments in                  Summit Global Partners
                                              the insurance sector).                              (insurance brokerage
                                                                                                  firm), October 2000 to
                                                                                                  present.
-----------------------------------------------------------------------------------------------------------------------------------

 Peter P. Trapp (57)         Trustee since    Regional Manager for Atlanta         29
                             1984             Region, Ford Motor Credit
                                              Company since August 1997; prior
                                              thereto, President, Ford Life
                                              Insurance Company, April 1995
                                              until August 1997.
-----------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers cont'd
----------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Number of
                                                                                        Portfolios in
                                Position and                                            Fund Complex   Other Directorships Held
                               Length of Time                                            Overseen by    Outside Fund Complex by
 Name, Age, and Address (1)      Served (2)          Principal Occupation(s) (3)           Trustee              Trustee
-----------------------------------------------------------------------------------------------------------------------------------
 Michael M. Kassen* (49)     President and     Executive Vice President and Chief      29             Executive Vice President,
                             Trustee since     Investment Officer of Neuberger                        Chief Investment Officer
                             2000              Berman since 1999; Executive Vice                      and Director of Neuberger
                                               President and Chief Financial                          Berman Inc. (holding
                                               Officer of NB Management from                          company) since 1999;
                                               November 1999 to March 2000;                           Chairman since May 2000
                                               Vice President of NB Management                        and Director of NB
                                               from 1990 until 1999; Partner or                       Management since
                                               Principal of Neuberger Berman                          January 1996.
                                               from 1993.
-----------------------------------------------------------------------------------------------------------------------------------

 Edward I. O'Brien* (73)     Trustee since     Member, Investment Policy               29             Director of Legg Mason,
                             2000              Committee, Edward Jones, 1993-                         Inc. (financial services
                                               2001; President of the Securities                      holding company), 1993
                                               Industry Association ("SIA")                           to present; Director,
                                               (securities industry's                                 Boston Financial Group
                                               representative in government                           (real estate and tax
                                               relations and regulatory                               shelters) 1993-1999.
                                               matters at the federal and
                                               state levels) from 1974-1992;
                                               Adviser to SIA from November
                                               1992-November 1993.
-----------------------------------------------------------------------------------------------------------------------------------

 Peter E. Sundman* (43)      Chairman of       Executive Vice President of             29             Executive Vice President
                             the Board,        Neuberger Berman since 1999;                           and Director of Neuberger
                             Chief             Principal of Neuberger Berman                          Berman Inc. (holding
                             Executive         from 1997 until 1999; Senior Vice                      company) since 1999;
                             Officer and       President of NB Management from                        President and Director of
                             Trustee since     1996 until 1999; Director of                           NB Management since
                             2000; President   Institutional Services of NB                           1999.
                             from 1999 to      Management from 1988 until
                             2000              1996.
-----------------------------------------------------------------------------------------------------------------------------------

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

Trustees and Officers cont'd
----------------------------

Information about the Officers of the Trust



                                         Position and
 Name, Age, and Address (1)        Length of Time Served (2)                Principal Occupation(s) (3)
----------------------------   --------------------------------   ----------------------------------------------
Claudia A. Brandon (45)        Secretary since 1984               Vice President of Neuberger Berman since
                                                                  2002 and Employee since 1999; Vice
                                                                  President-Mutual Fund Board Relations of NB
                                                                  Management since 2000; Vice President of NB
                                                                  Management from 1986 to 1999; Secretary of
                                                                  two other mutual funds for which NB
                                                                  Management acts as investment manager and
                                                                  administrator.

Robert Conti (45)              Vice President since 2000          Vice President of Neuberger Berman since
                                                                  1999; Senior Vice President of NB
                                                                  Management since 2000; Controller of NB
                                                                  Management until 1996; Treasurer of NB
                                                                  Management from 1996 until 1999; Vice
                                                                  President of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 2000.

Stacy Cooper-Shugrue (39)      Assistant Secretary since 1991     Vice President-Mutual Fund Board Relations
                                                                  of NB Management since February 25, 2002;
                                                                  Employee of Neuberger Berman since 1999;
                                                                  Assistant Vice President of NB Management
                                                                  from 1993 to 1999; Assistant Secretary of two
                                                                  other mutual funds for which NB Management
                                                                  acts as investment manager and administrator.

Barbara Muinos (43)            Assistant Treasurer since 1996     Vice President of Neuberger Berman since
                                                                  1999; Assistant Vice President of NB
                                                                  Management from 1993 to 1999; Assistant
                                                                  Treasurer of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 1996.

Brian J. Gaffney (48)          Vice President since 2000          Managing Director of Neuberger Berman since
                                                                  1999; Senior Vice President of NB
                                                                  Management since 2000; Vice President of NB
                                                                  Management from 1997 until 1999; Vice
                                                                  President of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 2000.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


                                         Position and
 Name, Age, and Address (1)        Length of Time Served (2)                Principal Occupation(s) (3)
----------------------------   --------------------------------   ----------------------------------------------
Sheila R. James (37)           Assistant Secretary since          Employee of Neuberger Berman since 1999;
                               June 5, 2002                       Employee of NB Management from 1991 to
                                                                  1999; Assistant Secretary of two other
                                                                  mutual funds for which NB Management
                                                                  acts as investment manager and
                                                                  administrator since June 5, 2002.

Richard Russell (55)           Treasurer and Principal            Vice President of Neuberger Berman since
                               Accounting Officer since           1999; Vice President of NB Management from
                               1993 and Principal                 1993 until 1999; Treasurer and Principal
                               Financial Officer since            Financial and Accounting Officer of two other
                               June 2000                          mutual funds for which NB Management acts
                                                                  as investment manager and administrator.

Frederic B. Soule (56)         Vice President since 2000          Vice President of Neuberger Berman since
                                                                  1999; Vice President of NB Management from
                                                                  1995 until 1999; Vice President of two other
                                                                  funds for which NB Management acts as
                                                                  investment manager and administrator since
                                                                  2000.

Celeste Wischerth (41)         Assistant Treasurer since 1996     Vice President of Neuberger Berman since
                                                                  1999; Assistant Vice President of NB
                                                                  Management from 1994 to 1999; Assistant
                                                                  Treasurer of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 1996.

--------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.